Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net income / (loss)	$ 58,397	$ (9,771)	$ (154,228)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications (Note 18)	106	47	(372)
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Note 18)	(711)	852	1,294
Other comprehensive income / (loss)	(605)	899	922
Total comprehensive income / (loss)	$ 57,792	$ (8,872)	$ (153,306)